Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Contract Liability [Abstract]
Schedule of Deferred Revenue

	December 31, 2023	December 31, 2022
Marmato (a)	$64,546	$60,658
Toroparu (b)	84,000	84,000
Total	$148,546	$144,658
Less: current portion	(1,163)	(1,606)
Non-current portion	$147,383	$143,052

Schedule of Contract Assumptions	The following are the key inputs for the Marmato PMPA contract as of December 31, 2023:

Key inputs in the estimate	December 31, 2023	December 31, 2022
Estimated financing rate	12.50%	12.50%
Gold price	$1,724 - $1,939	$1,700 - $1,750
Silver price	$22.71 - $24.33	$20.51 - $22.50
Construction milestone timelines	2024 - 2025	2023 - 2024

Schedule of Deferred Revenue Activity

Total
As at December 31, 2021	$—
Acquisition of Aris Gold’s deferred revenue liability	59,596
Recognition of revenue on ounces delivered	(828)
Accretion (Note 8)	1,890
As at December 31, 2022	$60,658
Recognition of revenue on ounces delivered	(3,878)
Cumulative catch-up adjustment	(52)
Accretion (Note 8)	7,818
As at December 31, 2023	$64,546
Less: current portion	(1,163)
Non-current portion as at December 31, 2023	$63,383